Clinical Trial and Sponsored Research Agreements (Details) - Clinical trial and sponsored research agreements - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
License, Clinical Trial and Sponsored Research Agreements
Research and development for sponsored research and clinical trial agreements	$ 66	$ 364	$ 301	$ 3,739
Mayo Clinic
License, Clinical Trial and Sponsored Research Agreements
Research and development for sponsored research and clinical trial agreements	0	0	(275)	551
CD123 (MB-102) | City of Hope National Medical Center
License, Clinical Trial and Sponsored Research Agreements
Research and development for sponsored research and clinical trial agreements	0	23	0	23
IL13Ra2 (MB-101) | City of Hope National Medical Center
License, Clinical Trial and Sponsored Research Agreements
Research and development for sponsored research and clinical trial agreements	66	180	457	817
CS1 (MB-104) | City of Hope National Medical Center
License, Clinical Trial and Sponsored Research Agreements
Research and development for sponsored research and clinical trial agreements	0	0	0	188
PSCA (MB-105) | City of Hope National Medical Center
License, Clinical Trial and Sponsored Research Agreements
Research and development for sponsored research and clinical trial agreements	0	0	0	44
CD20 (MB-106) | Fred Hutchinson Cancer Center
License, Clinical Trial and Sponsored Research Agreements
Research and development for sponsored research and clinical trial agreements	0	142	312	1,239
ST. Jude - XSCID | St. Jude Children's Research Hospital
License, Clinical Trial and Sponsored Research Agreements
Research and development for sponsored research and clinical trial agreements	0	(106)	(434)	528
RAG1 SCID (MB-110) | Leiden University Medical Center
License, Clinical Trial and Sponsored Research Agreements
Research and development for sponsored research and clinical trial agreements	$ 0	$ 125	$ 241	$ 349